Investments in subsidiaries, associates and joint ventures - Changes in the year (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Investments In Subsidiaries Associates And Joint Ventures
Balance at the beginning	$ 1,798	$ 1,751
Additions and capitalizations	1
Equity results and other results in associates and joint ventures	10	87
Dividends declared	(60)	(48)
Translation adjustment	142	111
Others	10	(110)
Balance at the end	$ 1,901	$ 1,791